DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1.  DESCRIPTION OF BUSINESS

Golden State Petro (IOM I-B) PLC (the "Company") was incorporated in the Isle of Man on November 4, 1996 along with Golden State Petro (IOM I-A) PLC ("IOM I-A"). These entities (each an "Owner" and together the "Owners") were formed for the purpose of each acquiring and chartering a very large crude oil carrier ("VLCC") (together the "Vessels").

The Company, IOM I-A, and Golden State Petroleum Transport Corporation ("GSPTC"), a Delaware corporation are wholly-owned subsidiaries of Golden State Holdings I, Limited, an Isle of Man holding company. Golden State Holdings I, Limited is wholly-owned by Independent Tankers Corporation, a Cayman Islands company ("ITC"), which itself is wholly-owned by Independent Tankers Corporation Limited, a Bermuda company ("ITCL"), which is 82.47% owned by Frontline Ltd. ("Frontline"), a publicly listed Bermuda company.

GSPTC acting as an agent for the Owners, issued 8.04% First Preferred Mortgage Term Notes for $127,100,000 (the "Term Notes") and Serial First Preferred Mortgage Notes for $51,700,000 (the "Serial Notes") (together the "Notes") as an agent for the Owners. The principal amount of the Term Notes and the Serial Notes allocated to the Company was $63,550,000 and $26,800,000 respectively. The proceeds allocated to the Company have been used to fund the construction of a VLCC. The Serial Notes were fully repaid on February 1, 2006. The Phoenix Voyager (the "Vessel"), was delivered to the Company on March 15, 1999 and was concurrently chartered to Chevron Transport Corporation ("Chevron") pursuant to an initial charter (the "Initial Charter") for a term of eighteen years. As of January 31, 1999, each of the Owners entered into a management agreement with Frontline. Frontline provides administrative, vessel management and advisory services to the Owners. Chevron had an option to terminate the Initial Charter on the tenth anniversary of the delivery date of our Vessel, March 15, 2009, and has termination options on each of the three subsequent two-year anniversaries thereof. For the remaining optional termination dates, Chevron must provide us with (i) non-binding notice of its intent to exercise such option nine months prior to the optional termination date and (ii) irrevocable notice of such exercise six months prior to the optional termination date. Chevron has not exercised the first three termination options, consequently, the Initial Charter will continue to March 15, 2013, at least.

On December 17, 2010 the holders approved amendments to the Indenture of the Term Notes and the management agreements pursuant to a consent solicitation commenced on December 8, 2010. These amendments were made in connection with the termination of the Initial Charter for the vessel owned by IOM I-A and the potential termination of the vessel owned by IOM I-B and (i) approve the proposed sale of the Vessels provided an Adequate Bid (as defined in the Indenture as amended) has been received by Frontline, as manager of the Vessels, and (ii) during the period from the termination of the initial charter for each vessel and its sale, permit the chartering of the vessel by Frontline in the spot market or on time charters.